Quaterly financial data (Unaudited) (Details 3) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Loss/(Gain) on sale of investment securities	$ (69,200)		$ (15,100)	$ (89,200)	$ 4,000	$ (32,700)	$ 35,600
Income (Loss) from Operations	2,370,500		1,535,000	4,079,400	2,105,300	13,668,100	3,672,500
Trade accounts receivable	(143,200)		278,600	(175,600)	50,100	206,700	75,500
Inventories	338,600		746,000	733,600	637,900	1,719,200	560,000
Income tax receivable	0		95,100	(300)	(267,300)	(172,200)	(1,500)
Accounts payable	71,000		128,800	(191,500)	461,300	652,400	79,600
Other long term liabilities	0		10,900	(107,600)	0	(10,900)	10,900
Net cash used in operating activities	(1,744,700)		(1,483,200)	(2,849,000)	(1,931,000)	(5,190,200)	(3,580,100)
Redemption of investment securities				2,404,200	844,300	2,709,800	6,181,400
Purchase of investment securities				(346,200)	(4,001,200)	(5,634,500)	(9,569,000)
Capital expenditures	(45,800)		(174,000)	(253,000)	(163,400)	(757,600)	(198,700)
Purchase of other intangible assets	0		(500)	(1,500)	(66,500)	(67,000)	(58,700)
Net cash provided by (used) in investing activities	893,700		(1,161,800)	1,803,500	(3,386,800)	(3,749,300)	(10,884,000)
Bank overdraft				0	163,400	321,700	(278,600)
Net cash received in financing activities	0		2,609,500	0	(163,400)	2,306,700	16,588,800
Effect of changes in foreign currency exchange rates on cash and cash equivalents	3,300		(193,500)	1,500	103,000	(71,300)	(9,200)
Net (decrease) increase in cash and cash equivalents	(847,700)		(229,000)	(1,044,000)	(5,378,200)	(6,704,100)	2,115,500
Cash and cash equivalents, beginning of period	1,927,100	$ 2,971,100	4,297,000	2,971,100	9,675,200	9,675,200	7,559,700
Cash and cash equivalents, end of period	1,079,400		4,068,000	1,927,100	4,297,000	2,971,100	9,675,200
Depreciation and amortization				380,800	327,300	688,200	251,500
Record right-of-use assets				104,326	0	1,010,900	0
Record lease liabilities				104,642	0	1,010,400	0
Stock-based compensation	$ 602,600		$ 653,700	1,236,700	1,266,400	2,350,600	2,108,000
Effect of Restatement [Member]
Income (Loss) from Operations		(417,200)				(8,023,700)
Deferred income taxes		417,200				3,743,600
Net cash used in operating activities		0				0
Net cash provided by (used) in investing activities		0
Net (decrease) increase in cash and cash equivalents		0
Deferred income taxes		(417,200)				(3,743,600)
As Filed [Member]
Loss/(Gain) on sale of investment securities		56,900				32,700
Income (Loss) from Operations		(1,292,000)				(5,644,400)
Deferred income taxes		417,200				(1,253,600)
Unrealized holding (gain)/loss on investment securities		12,100				233,700
Trade accounts receivable		391,200				(206,700)
Inventories		(334,100)				(1,719,200)
Prepaid and other current assets		26,400				(207,800)
Income tax receivable		(300)				172,200
Operating lease right of use assets		29,700
Accounts payable		(674,800)				652,400
Accrued expenses and taxes		(11,100)				180,300
Deferred Revenue		(27,900)				0
Lease Liabilities		(32,200)				807,900
Other long term liabilities		0				(10,900)
Net cash used in operating activities		(1,466,300)				(5,190,200)
Redemption of investment securities		1,043,000				2,709,800
Purchase of investment securities		14,800				5,634,500
Capital expenditures		(160,100)				(757,600)
Purchase of other intangible assets		(1,500)				(67,000)
Payment of Finance Lease Obligations		0
Net cash provided by (used) in investing activities		866,600				(3,749,300)
Bank overdraft		84,000				(321,700)
Net cash received in financing activities		84,000				2,306,700
Effect of changes in foreign currency exchange rates on cash and cash equivalents		(17,700)				(71,300)
Net (decrease) increase in cash and cash equivalents		(533,400)				(6,704,100)
Cash and cash equivalents, beginning of period		2,971,100		2,971,100	9,675,200	9,675,200
Cash and cash equivalents, end of period		2,437,700				2,971,100	9,675,200
Depreciation and amortization		188,900				688,200
Record right-of-use assets		41,100				1,010,900
Record lease liabilities		38,800				1,010,400
Stock-based compensation		618,100				2,350,600
Deferred income taxes		(417,200)				1,253,600
As Restated [Member]
Loss/(Gain) on sale of investment securities		56,900				32,700
Income (Loss) from Operations		(1,709,200)				(13,668,100)
Deferred income taxes		0				(2,490,000)
Unrealized holding (gain)/loss on investment securities		12,100				233,700
Trade accounts receivable		391,200				(206,700)
Inventories		(334,100)				(1,719,200)
Prepaid and other current assets		26,400				(207,800)
Income tax receivable		(300)				172,200
Operating lease right of use assets		29,700
Accounts payable		(674,800)				652,400
Accrued expenses and taxes		(11,100)				180,300
Deferred Revenue		(27,900)				0
Lease Liabilities		(32,200)				807,900
Other long term liabilities		0				(10,900)
Net cash used in operating activities		(1,466,300)				(5,190,200)
Redemption of investment securities		1,043,000				2,709,800
Purchase of investment securities		14,800				5,634,500
Capital expenditures		(160,100)				(757,600)
Purchase of other intangible assets		(1,500)				(67,000)
Payment of Finance Lease Obligations		0
Net cash provided by (used) in investing activities		866,600				(3,749,300)
Bank overdraft		84,000				(321,700)
Net cash received in financing activities		84,000				2,306,700
Effect of changes in foreign currency exchange rates on cash and cash equivalents		(17,700)				(71,300)
Net (decrease) increase in cash and cash equivalents		(533,400)				(6,704,100)
Cash and cash equivalents, beginning of period		2,971,100		$ 2,971,100	$ 9,675,200	9,675,200
Cash and cash equivalents, end of period		2,437,700				2,971,100	$ 9,675,200
Depreciation and amortization		188,900				688,200
Record right-of-use assets		41,100				1,010,900
Record lease liabilities		38,800				1,010,400
Stock-based compensation		618,100				2,350,600
Deferred income taxes		$ 0				$ 2,490,000